Change in Fiscal Year End (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended	1 Months Ended	8 Months Ended	12 Months Ended
	Dec. 29, 2013 Successor [Member]	Jun. 07, 2013 Predecessor [Member]	Dec. 23, 2012 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]
Net external sales	$ 6,239,562	$ 1,112,872	$ 7,438,060	$ 11,528,886	$ 11,507,572	$ 10,558,636
Gross Profit	1,651,771	383,335	2,692,003	4,195,470	3,994,789	3,944,377
Benefit from income taxes	(231,623)	61,097	142,528	241,598	244,966	370,817
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(66,082)	(191,424)	769,272	1,102,045	991,123	1,045,505
Net after-tax losses	(5,636)	(1,273)	(36,322)	(74,712)	(51,215)	(39,557)
Net loss	$ (77,021)	$ (195,571)	$ 722,331	$ 1,012,903	$ 923,159	$ 989,510